RULE 24F-2 NOTICE
                                       FOR
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                    FILE NOS. 33-9144, 33-39170 AND 33-58502

Fiscal period for which notice is filed                                 12/31/01

Securities registered and unsold at the
  beginning of the fiscal year                                                 0

Securities registered during this year other than
  pursuant to Rule 24f-2                                                       0

Sale price of accumulation units sold during
  fiscal year ending December 31, 2001                               $48,366,030

Aggregate sale price of accumulation units sold during
  the fiscal year ended December 31, 2001                            $48,366,030

Redemption price of accumulation units redeemed during
  the fiscal year ending December 31, 2001                           $66,276,235

Total amount upon which fee calculation is based
                                                                     $      0.00

Fee submitted (.000092)
                                                                     $      0.00

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                                 BY JOHN OEHMKE

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER